RS - Summary of equity-settled 2020 Stock Option Plan (Details) - 2020 Stock Option Plan [member] - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Options Plans [Line Items]
Subscription right	25.00%
Weighted-average Price	€ 93.66
Expense from equity-settled share-based payment transactions	€ 481,879	€ 1,033,944	€ 1,990,326
Weighted average [member]
Stock Options Plans [Line Items]
Subscription right	100.00%
Top of range [member]
Stock Options Plans [Line Items]
Subscription right	200.00%
Bottom of range [member]
Stock Options Plans [Line Items]
Subscription right	0.00%